Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 67,718	$ 43,561
Restricted cash	764	490
Total cash, cash equivalents and restricted cash	$ 68,482	$ 44,051	$ 41,962	$ 46,609